Common Shares (Tables)	12 Months Ended
Dec. 31, 2023
Common Shares [Abstract]
Common Shares [text block table]	Number of shares Issued andfully paid Treasury shares Outstanding Common shares, January 1, 2022 2,066,773,131 (678,948) 2,066,094,183 Shares issued under share-based compensation plans 0 0 0 Capital increase 0 0 0 Common shares cancelled 0 0 0 Shares purchased for treasury 0 (55,830,172) (55,830,172) Shares sold or distributed from treasury 0 27,577,502 27,577,502 Common shares, December 31, 2022 2,066,773,131 (28,931,618) 2,037,841,513 Shares issued under share-based compensation plans 0 0 0 Capital increase 0 0 0 Common shares cancelled (26,530,172) 26,530,172 0 Shares purchased for treasury 0 (81,868,366) (81,868,366) Shares sold or distributed from treasury 0 36,074,703 36,074,703 Common shares, December 31, 2023 2,040,242,959 (48,195,109) 1,992,047,850
Dividends [text block table]	2023(proposed) 2022 2021 Cash dividends declared (in € ) 896,421,532 609,934,751 406,386,212 Cash dividends declared per common share (in €) 0.45 0.30 0.20